Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Significant Accounting Policies:

2.Significant Accounting policies:

(a)Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and include the accounts and operating results of DryShips, its wholly-owned subsidiaries and its affiliate.

All intercompany balances and transactions have been eliminated on consolidation.

(b)Business combinations: The Company uses the acquisition method of accounting under the authoritative guidance on business combinations, which requires an acquirer in a business combination to recognize the assets acquired, the liabilities assumed and any non-controlling interest in the acquiree at their fair values at the acquisition date. The costs of the acquisition and any related restructuring costs are to be recognized separately in the Consolidated Statements of Operations. The acquired company’s operating results are included in the Company’s consolidated financial statements starting on the date of acquisition.

The purchase price is equivalent to the fair value of the consideration transferred and liabilities incurred, including liabilities related to contingent consideration. Tangible and identifiable intangible assets acquired and liabilities assumed as of the date of acquisition are recorded at the acquisition date fair value. Goodwill is recognized for the excess of the purchase price over the net fair value of assets acquired and liabilities assumed. When the fair value of net assets acquired exceeds the fair value of consideration transferred plus any non-controlling interest in the acquiree, the excess is recognized as a gain.

(c)Goodwill: Goodwill represents the excess of the purchase price over the estimated fair value of net assets acquired. Goodwill is reviewed for impairment whenever events or circumstances indicate possible impairment in accordance with Accounting Standard Codification (“ASC”) 350 “Goodwill and Other Intangible Assets”. This standard requires that goodwill and other intangible assets with an indefinite life not be amortized but instead tested for impairment at least annually. The Company tests goodwill for impairment each year on December 31. The Company tests goodwill at the reporting unit level, which is defined as an operating segment or a component of an operating segment that constitutes a business for which financial information is available and is regularly reviewed by management. The impairment of goodwill is tested by comparing the reporting unit’s carrying amount, including goodwill, to the fair value of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, goodwill is considered impaired and a second step is performed to measure the amount of the impairment loss, if any. To determine the fair value of each reporting unit, the Company uses the income approach, which is a generally accepted valuation methodology. For its offshore support reporting unit, the Company estimated the fair market value using estimated discounted cash flows. The Company discounts projected cash flows using a long-term weighted average cost of capital, which is based on the Company’s estimate of the investment returns that market participants would require for each of its reporting units. To develop the projected cash flows associated with the Company’s offshore support reporting unit, which are based on estimated future utilization and dayrates, the Company considered key factors that included assumptions regarding daily operating expenses, inflation and areas of future employment. For the year ended December 31, 2016, the Company concluded that the goodwill relating to its offshore support reporting unit was impaired and recorded a charge amounting to $7,002 included in “Impairment on goodwill” in the accompanying consolidated statement of operations (Note 7).

(d)Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)Comprehensive income/(loss): The Company’s comprehensive income/(loss) is comprised of net income/(loss), actuarial gains/losses related to the adoption and implementation of ASC 715, “Compensation-Retirement Benefits”, as well as losses in the fair value of the derivatives that qualify for hedge accounting in accordance with ASC 815 “Derivatives and Hedging” and realized gains/losses on cash flow hedges associated with capitalized interest in accordance with ASC 815-30-35-38 “Derivatives and Hedging”.

The Company’s policy is in accordance with the requirements of Accounting Standard Update (“ASU”) 2013-02, “Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. Pursuant to ASU 2013-02, an entity should provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

(f)Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(g)Restricted cash: Restricted cash may include: (i) cash collateral required under the Company’s financing and swap arrangements, (ii) retention accounts which can only be used to fund the loan installments coming due and (iii) minimum liquidity collateral requirements or minimum required cash deposits, as defined in the Company’s loan agreements.

(h)Trade accounts receivable net: The amount shown as trade accounts receivable, at each balance sheet date, includes receivables from customers, net of allowance for doubtful receivables. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate allowance for doubtful receivables.

(i)Going concern: The Company has adopted the provisions of ASU No. 2014-15, “Presentation of Financial Statements - Going Concern”. ASU 2014-15 provides U.S. GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and on related required footnote disclosures. For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one year from the date the financial statements are issued. As of December 31, 2017, the Company reported a working capital surplus of $37,505 and had cash and cash equivalents including restricted cash amounted to $30,226. The Company also expects that it will fund its operations either with cash on hand, cash generated from operations, additional bank debt and equity offerings, or a combination thereof, in the twelve-month period ending one year after the financial statements’ issuance.

(j)Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents; trade accounts receivable and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Company places its cash and cash equivalents, consisting mostly of bank deposits, with qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions.

The Company’s major customers are well known companies, which reduce its credit risk. When considered necessary, additional arrangements are put in place to minimize credit risk, such as letters of credit or other forms of payment guarantees. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company makes advances for the construction of assets to the yards. The ownership of the assets is transferred from the yard to the Company at delivery. The credit risk of the advances was, to a large extent, reduced through refund guarantees issued by financial institutions.

(k)Advances for vessels under construction: This represents amounts expended by the Company in accordance with the terms of the construction contracts for vessels as well as other expenses incurred directly or under a management agreement with a related party in connection with on-site supervision. In addition, interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. The carrying value of vessels under construction (“Newbuildings”) represents the accumulated costs at the balance sheet date. Cost components include payments for yard installments, acceptance tests’ consumption, commissions to related party, construction supervision, and capitalized interest.

(l)Capitalized interest: Interest expense is capitalized during the construction period of drilling units and vessels based on accumulated expenditures for the applicable project at the Company’s current rate of borrowing. The amount of interest expense capitalized in an accounting period is determined by applying an interest rate the (“capitalization rate”) to the average amount of accumulated expenditures for the asset during the period. The capitalization rates used in an accounting period are based on the rates applicable to borrowings outstanding during the period. The Company does not capitalize amounts in excess of actual interest expense incurred in the period. If the Company’s financing plans associate a specific new borrowing with a qualifying asset, the Company uses the rate on that borrowing as the capitalization rate to be applied to that portion of the average accumulated expenditures for the asset that does not exceed the amount of that borrowing. If average accumulated expenditures for the asset exceed the amounts of specific new borrowings associated with the asset, the capitalization rate applied to such excess is a weighted average of the rates applicable to other borrowings of the Company. Capitalized interest and finance costs for the years ended December 31, 2015, 2016 and 2017, amounted to $12,060, $0 and $3,196 respectively (Note 15).

(m)Insurance claims: The Company records insurance claim recoveries for insured losses incurred on damages to fixed assets, and for insured crew medical expenses under “Other current assets”. Insurance claims are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages, or loss due to the vessel being wholly or partially deprived of income as a consequence of damage to the unit or when crew medical expenses are incurred, recovery is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed following the insurance claim.

(n)Inventories: Inventories consist of consumable bunkers (if any), propane heel (if any), lubricants and victualing stores, which were stated at the lower of cost or market value and are recorded under “Other current assets”. Cost is determined by the first in, first out method. Market could be the replacement cost, net realizable value or net realizable value less an approximately normal profit margin. In July 2015, the FASB issued ASU No. 2015-11 –Inventory. ASU 2015-11 is part of FASB Simplification Initiative, according to which the entities are required to measure inventory at the lower of cost or net realizable value. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. This update was effective for public entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years prospectively. During fiscal year 2017, the Company adopted the aforementioned update, which did not impact its results of operations, financial position or cash flows, in the current or previous interim and annual reporting periods.

(o)Foreign currency translation: The functional currency of the Company is the U.S. Dollar since the Company operates in international shipping and drilling markets (through June 8, 2015) and, therefore, primarily transacts business in U.S. Dollars. The Company’s accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in “Other, net” in the accompanying consolidated statements of operations. The Company recorded gain due to foreign currency differences amounting to $2,763, $745 and $335 included in the accompanying consolidated statement of operations as of December 31, 2015, 2016 and 2017, respectively.

(p)Fixed assets, net:

(i)Drybulk, tanker carrier, gas carrier and offshore support vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for its initial voyage). Subsequent expenditures for major improvements are also capitalized when they appreciably extend the useful life, increase the earning capacity or improve the efficiency or safety of the vessels. The cost of each of the Company’s vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value. Vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton. In general, management estimates the useful life of the Company’s drybulk and tanker carrier vessels to be 25 years, offshore support vessels 30 years and Very Large Gas Carriers (“VLGCs”) 35 years, from the date of initial delivery from the shipyard. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

(ii)Drilling units were stated at historical cost less accumulated depreciation. Such costs included the cost of adding or replacing parts of drilling unit machinery and equipment when the cost was incurred, if the recognition criteria were met. The recognition criteria require that the cost incurred extends the useful life of a drilling unit. The carrying amounts of those parts that were replaced were written off and the cost of the new parts was capitalized. Depreciation was calculated on a straight-line basis over the useful life of the assets after considering the estimated residual value as follows: bare deck 30 years and other asset parts 5 to 15 years for the drilling units. The residual values of the drilling rigs and drillships were estimated at $35,000 and $50,000, respectively, for the year ended December 31, 2015.

(q)Long lived assets held for sale: The Company classifies long lived assets and disposal groups as being held for sale in accordance with ASC 360, “Property, Plant and Equipment”, when: (i) management has committed to a plan to sell the long lived assets; (ii) the long lived assets are available for immediate sale in their present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the long lived assets have been initiated; (iv) the sale of the long lived assets is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year; and (v) the long lived assets are being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These long lived assets are not depreciated once they meet the criteria to be classified as held for sale.

If circumstances arise that previously were considered unlikely and, as a result, the Company decides not to sell a long-lived asset previously classified as held for sale, the asset shall be reclassified as held and used. A long-lived asset that is reclassified shall be measured individually at the lower of its carrying amount before the asset or disposal group was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the asset or disposal group been continuously classified as held and used and its fair value at the date of the subsequent decision not to sell.

When the Company concludes a Memorandum of Agreement for the disposal of a vessel which has yet to complete a time charter, it is considered that the held for sale criteria discussed in guidance are not met until the time charter has been completed as the vessel is not available for immediate sale. As a result, such vessels are not classified as held for sale.

When the Company concludes a Memorandum of Agreement for the disposal of a vessel which has no time charter to complete or a contract that is transferable to a buyer, it is considered that the held for sale criteria discussed in the guidance are met. As a result such vessels are classified as held for sale. Furthermore, in the period a long-lived asset meets the held for sale criteria, a loss is recognized for any reduction of the long-lived asset’s carrying amount to its fair value less cost to sell.

For the years ended December 31, 2015 and 2016, the Company recognized such charges amounting to $967,144 and $13,395 (including a gain of $1,851 due to the reclassification of the drybulk vessels as held and used, effective December 31, 2016), respectively, included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”, in the accompanying consolidated statement of operations (Notes 6 and 11). For the year ended December 31, 2017, the Company had its entire fleet as held and used.

(r)Impairment of long-lived assets: The Company reviews for impairment long-lived assets whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. In this respect, the Company reviews its assets for impairment on an asset by asset basis. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for impairment loss. The impairment loss is determined by the difference between the carrying amount of the asset and the fair value of the asset. The Company evaluates the carrying amounts of its vessels by obtaining vessel independent appraisals to determine if events have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, the Company reviews certain indicators of potential impairment, such as undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions. In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels’ future performance, with the significant assumptions being related to charter rates, fleet utilization, operating expenses, capital expenditures, residual value and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations. To the extent impairment indicators are present, the Company determines undiscounted projected net operating cash flows for each vessel and compares them to their carrying value. The projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days. The Company estimates the daily time charter equivalent for the unfixed days of drybulk, tanker and gas carrier vessels based on the most recent ten year historical rates for similar vessels, adjusted for any outliers, and utilizing available market data for time charter and spot market rates and forward freight agreements and for offshore support vessels based on available market data, over the remaining estimated life of the vessel, net of brokerage commissions, expected outflows for vessels’ maintenance and operating expenses (including planned drydocking and special survey expenditures), assuming an average annual inflation rate based on the global consumer price index (“CPI”) changes and fleet utilization of 99% decreasing by 1.5% every five years after the first ten years. The salvage value used in the impairment test is estimated to be $250 per light weight ton (LWT) for vessels, in accordance with the Company’s vessels’ depreciation policy. If the Company’s estimate of undiscounted future cash flows for any vessel, is lower than its respective carrying value, the carrying value is written down, by recording a charge to operations, to its’ respective fair market value if the fair market value is lower than the vessel’s carrying value.

As a result of the impairment review performed during 2015 and prior to the entering into the agreements for the sale of the Company’s vessels and vessel owning companies, indicated that the carrying amount of one of its drybulk vessels was not recoverable and, therefore, a charge of $83,937 was recognized and included in “Impairment loss (gain)/loss from sale of vessels and vessel owning companies and other “, in the accompanying consolidated statement of operations.

Also, the impairment review for the year ended December 31, 2016, indicated that the carrying amount of the offshore support vessels’ was not recoverable and, therefore, a charge of $65,712 was recognized and included in “Impairment loss, (gain)/loss from sale of vessels and vessel owning companies and other”, in the accompanying consolidated statement of operations (Note 6). As a result of the impairment review for the year ended December 31, 2017, the Company determined that the carrying amounts of its vessels were recoverable and, therefore, concluded that no impairment loss was necessary for 2017.

(s)Dry-docking costs: The Company follows the direct expense method of accounting for dry-docking costs whereby costs are expensed in the period incurred for the vessels and drilling units.

(t)Class costs: The Company follows the direct expense method of accounting for periodic class costs incurred during special surveys of drilling units, normally every five years. Class costs and other maintenance costs are expensed in the period incurred and included in “Vessels’ and drilling units’ operating expenses”.

(u)Deferred financing costs: Deferred financing costs include fees, commissions and legal expenses associated with the Company’s long- term debt. The Company’s policy is in accordance with ASU 2015-03 “Simplifying the Presentation of Debt Issuance Costs”, issued in April 2015. The Company presents such costs in the balance sheet as a direct deduction from the related debt liability. These costs are amortized over the life of the related debt using the effective interest method and are included in interest expense. Unamortized fees relating to loans repaid or refinanced as debt extinguishments are expensed as interest and finance costs in the period the repayment or extinguishment is made. Amortization and write offs for each of the years ended December 31, 2015, 2016 and 2017, amounted to $23,834, $572 and $387 respectively (Note 15).

(v)Non-monetary transactions - Exchange of the capital stock of an entity for nonmonetary assets or services: Non-monetary transactions are measured at the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Any difference between the fair value and the transaction price is considered as gain or loss for the Company. The Company determines fair value of assets and liabilities given up or received in accordance with ASC 820 “Fair Value Measurement”. In cases of transactions related to an exchange of preferred shares with common ones, any difference between the fair value and the carrying value of the exchanged preferred shares is considered as shareholders dividend or capital contribution from/to the Company.

(w)Extinguishment of Preferred Stock: In case of preferred stock extinguishment, the difference between the fair value of the consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock in the Company’s balance sheet (net of issuance costs) should be subtracted from (or added to) net income/loss to arrive at income/loss available to common stockholders in the calculation of earnings/loss per share. The difference between the fair value of the consideration transferred to the holders of the preferred stock and the carrying amount of the preferred stock in the Company’s balance sheet represents a return to (from) the preferred stockholder that should be treated in a manner similar to the treatment of dividends paid on preferred stock.

(x)Revenue and related expenses:

(i)Drybulk carrier, tanker, gas carrier and offshore support vessels:

Time and bareboat charters: The Company generates its revenues from charterers for the charter hire of its vessels, which are considered to be operating lease arrangements. Vessels are chartered using time and bareboat charters and where a contract exists, the price is fixed, service is provided and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably on a straight-line basis over the duration of the period of each time charter as adjusted for the off-hire days that the vessel spends undergoing repairs, maintenance and upgrade work depending on the condition and specification of the vessel. Revenues related to mobilization and direct incremental expenses of mobilization are initially deferred and recognized as revenues and expenses, over the duration of the time charter agreements, and to the extent that expenses exceed revenue to be recognized, they are expensed as incurred.

Voyage charters: Voyage charter is a charter where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified freight rate per ton. If a charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized as it is earned ratably during the duration of the period of each voyage. When a voyage charter agreement is in place, a voyage is deemed to commence upon the completion of discharge of the vessel’s previous cargo and is deemed to end upon the completion of discharge of the current cargo. Demurrage income represents payments by a charterer to a vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized ratably as earned during the related voyage charter’s duration period.

Profit Sharing agreements: Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for on the actual cash settlement.

Voyage related and vessel operating costs: Under a time charter, specified voyage costs, such as fuel and port charges are paid by the charterer and other non-specified voyage expenses, such as commissions, are paid by the Company. Commissions are either paid for by the Company or are deducted from the hire revenue. Vessel operating costs including crew, maintenance and insurance are paid by the Company. Under voyage charter arrangements, voyage expenses, primarily consisting of commissions, port, canal and bunker expenses that are unique to a particular charter, are paid for by the Company. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred and amortized over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company’s revenues are earned. Under a bareboat charter, the charterer assumes responsibility for all voyage and vessel operating expenses and risk of operation.

Deferred voyage revenue: Deferred voyage revenue primarily relates to cash advances received from charterers. These amounts are recognized as revenue over the voyage or charter period.

(ii)Drilling units:

Revenues: The Company’s services and deliverables, regarding its drilling units, were generally sold based upon contracts with its customers that included fixed or determinable prices. The Company recognized revenue when delivery occurred, as directed by its customer, and collectability was reasonably assured. The Company evaluated if there were multiple deliverables within its contracts and whether the agreement conveyed the right to use the drilling units for a stated period of time and met the criteria for lease accounting, in addition to providing a drilling services element, which was generally compensated for by day rates. In connection with drilling contracts, the Company could also receive revenues for preparation and mobilization of equipment and personnel or for capital improvements to the drilling units and day rate or fixed price mobilization and demobilization fees. Revenues were recorded net of agents’ commissions. There are two types of drilling contracts: well contracts and term contracts.

(a) Well contracts: Well contracts are contracts under which the assignment is to drill a certain number of wells. Revenue from day-rate based compensation for drilling operations was recognized in the period during which the services were rendered at the rates established in the contracts. All mobilization revenues, direct incremental expenses of mobilization and contributions from customers for capital improvements were initially deferred and recognized as revenues and expenses, as applicable, over the estimated duration of the drilling period. To the extent that mobilization expenses exceeded revenue to be recognized, they were expensed as incurred. Demobilization revenues and expenses were recognized over the demobilization period. All revenues for well contracts were recognized as “Service revenues” in the consolidated statement of operations.

(b) Term contracts: Term contracts are contracts under which the assignment is to operate the unit for a specified period of time. For these types of contracts the Company determined whether the arrangement was a multiple element arrangement containing both a lease element and drilling services element. For revenues derived from contracts that contained a lease, the lease elements were recognized as “Leasing revenues” in the consolidated statement of operations on a basis approximating straight line over the lease period. The drilling services element was recognized as “Service revenues” in the period in which the services were rendered at estimated fair value. Revenues related to the drilling element of mobilization and direct incremental expenses of drilling services were deferred and recognized over the estimated duration of the drilling period. To the extent that expenses exceeded revenue to be recognized, they were expensed as incurred. Demobilization fees and expenses were recognized over the demobilization period. Contributions from customers for capital improvements were initially deferred and recognized as revenues over the estimated duration of the drilling contract.

(y) Earnings/(loss) per common share: Basic earnings/(loss) per common share are computed by dividing net income/(loss) available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Dilution is computed by the treasury stock method whereby all of the Company’s dilutive securities are assumed to be exercised and the proceeds used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings per share computation.

(z)Segment reporting: The Company determined that currently it operates under four reportable segments, as a provider of drybulk commodities transportation services for the steel, electric utility, construction and agri-food industries (drybulk segment), as a provider of offshore support services to the global offshore energy industry (offshore support segment), as a provider of transportation services for crude and refined petroleum cargoes (tanker segment) and as a provider of transportation services for liquefied gas cargoes (gas carrier segment). The Company operated also as a provider of ultra-deep water drilling services (drilling segment) until the deconsolidation of Ocean Rig on June 8, 2015. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.

(aa)Financial instruments: The Company designates its derivatives based upon guidance on ASC 815, “Derivatives and Hedging” which establishes accounting and reporting requirements for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. The guidance on accounting for certain derivative instruments and certain hedging activities requires all derivative instruments to be recorded on the balance sheet as either an asset or liability measured at its fair value, with changes in fair value recognized in earnings unless specific hedge accounting criteria are met.

(i)Hedge accounting: At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated.

The Company was party to interest swap agreements where it received a floating interest rate and paid a fixed interest rate for a certain period. All of the Company’s interest swap agreements were either matured or terminated during the year ended December 31, 2016. Contracts which meet the strict criteria for hedge accounting are accounted for as cash flow hedges. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss. The effective portion of the gain or loss on the hedging instrument is recognized directly as a component of “Accumulated other comprehensive income/(loss)” in equity, while any ineffective portion, if any, is recognized immediately in current period earnings.

The Company discontinues cash flow hedge accounting if the hedging instrument expires and it no longer meets the criteria for hedge accounting or designation is revoked by the Company. At that time, any cumulative gain or loss on the hedging instrument recognized in equity is kept in equity until the forecasted transaction occurs. When the forecasted transaction occurs, any cumulative gain or loss on the hedging instrument is recognized in the consolidated statement of operations. If a hedged transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is transferred to net profit or loss for the year as financial income or expense.

(ii)Other derivatives: Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in current period earnings.

(ab)Fair value measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of, fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 11).

(ac)Stock-based compensation: Stock-based compensation represents vested and non-vested common stock granted to employees and directors, for their services. The Company calculates total compensation expense for the award based on its fair value on the grant date and amortizes the total compensation on an accelerated basis over the vesting period of the award or service period (Note 13). In March 2016, the FASB issued ASU 2016-09, “Compensation-Stock Compensation – Improvements to Employee Share-Based Payment Accounting (Topic 718)” (“ASU 2016-09”), which involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Under the new standard, all excess income tax benefits and deficiencies are to be recognized as income tax expense or benefit in the income statement and the tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they occur. An entity should also recognize excess tax benefits regardless of whether the benefit reduces taxes payable in the current period. Excess tax benefits should be classified along with other income tax cash flows as an operating activity. In regards to forfeitures, the entity may make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. ASU 2016-09 is effective for fiscal years beginning after December 15, 2016, including interim periods within that reporting period, however early adoption is permitted. The Company has adopted the provisions of ASU 2016-09, which did not impact its consolidated financial statements and notes disclosures.

(ad)Income taxes: Income taxes are provided for based upon the tax laws and rates in effect in the countries in which the Company’s drilling and ocean going cargo vessels’ operations were conducted and income was earned. There is no expected relationship between the provision for/or benefit from income taxes and income or loss before income taxes because the countries in which the Company operates have taxation regimes that vary not only with respect to the nominal rate, but also in terms of the availability of deductions, credits and other benefits. Variations also arise because income earned and taxed in any particular country or countries may fluctuate from year to year. Deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Company’s assets and liabilities using the applicable jurisdictional tax in effect at the year end. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company accrues interest and penalties related to its liabilities for unrecognized tax benefits as a component of income tax expense. For the taxable year ending December 31, 2017, the Company did not qualify for an exemption from United States taxation on its U.S. source shipping. As a result, its U.S. source shipping income is subject to a 2% - 4% tax impose without allowance for deductions (Note 18).

(ae)Commitments and contingencies: Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date.

(af)Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but over which it does not exercise control. Investments in these entities are accounted for by the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate at cost or at fair value in case of a retained investment in the common stock of an investee in a deconsolidation transaction, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

At each reporting date, the Company performs an assessment in order to identify and account for any other than temporary impairment in its investment in affiliates. Specifically, the Company assesses factors indicating that a decline in the value of an investment is other-than-temporary and that a write-down of the carrying amount is required and concludes whether the impairment is other than temporary and then measures and recognizes the respective impairment charge as the difference between the carrying value and the fair value of the equity investment. In accordance with ASC 825-10 entities are allowed to elect to measure certain financial assets and financial liabilities (as well as certain non-financial instruments that are similar to financial instruments) at fair value. Equity method investments are eligible for the fair value option.

If the fair value option is applied to an investment that would otherwise be accounted for under the equity method, ASC 825-10-25-7 requires that the fair value option be applied to all of the investor’s eligible interests in that investee. The fair value option election is non-revocable even if the Company loses significant influence over the investee. Under the fair value model, an investment in an affiliate is recognized initially at the fair value at the transaction date and at each reporting date, an investor shall measure its investments in affiliates at fair value, with changes recognized in profit or loss.

Affiliates included in the financial statements: In the Company’s consolidated financial statements, the following

  Ocean Rig and its subsidiaries, accounted for under the equity method from June 8, 2015 through April 4, 2016, (ownership interest as of April 4, 2016, was 40.4%); and
  Heidmar, a global tanker pool operator, accounted for under the fair value option from August 29, 2017 (ownership interest is 49%).

(ag)Accounting for transactions under common control: A common control transaction is any transfer of net assets or exchange of equity interests between entities or businesses that are under common control by an ultimate parent or controlling shareholder before and after the transaction. Common control transactions may have characteristics that are similar to business combinations but do not meet the requirements to be accounted for as business combinations because, from the perspective of the ultimate parent or controlling shareholder, there has not been a change in control over the acquiree. Due to the fact common control transactions do not result in a change in control at the ultimate parent or controlling shareholder level, the Company does not account for that at fair value. Rather, common control transactions are accounted for at the carrying amount of the net assets or equity interests transferred.

(ah)Troubled Debt Restructurings: A restructuring of a debt constitutes a troubled debt restructuring if the lender or creditor for economic or legal reasons related to the Company’s financial difficulties grants a concession to the Company that it would not otherwise consider. Troubled debt that is fully satisfied by foreclosure, repossession, or other transfer of assets or by grant of equity securities by the Company is included in the term troubled debt restructuring and is accounted as such.

The Company, when issuing or otherwise granting an equity interest to a lender or creditor to settle fully a payable or debt, accounts for the equity interest granted at its fair value. The difference between the fair value of the equity interest granted and the carrying amount of the payable or debt settled is recognized as a gain on restructuring of payables or debt. Legal fees and other direct costs incurred in granting an equity interest to a creditor reduce the fair value of the equity interest issued. All other direct costs incurred in connection with a troubled debt restructuring are charged to expense as incurred.

(ai)Recent accounting pronouncements:

Leases: In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842), which requires lessees to recognize most leases on the balance sheet. This is expected to increase both reported assets and liabilities. The new lease standard does not substantially change lessor accounting. For public companies, the standard will be effective for the first interim reporting period within annual periods beginning after December 15, 2018, although early adoption is permitted. Lessees and lessors will be required to apply the new standard at the beginning of the earliest period presented in the financial statements in which they first apply the new guidance, using a modified retrospective transition method. The Company is currently analyzing the impact of the adoption of this new standard.

Revenue from Contracts with Customers: In May 2016, the FASB issued their final standard on revenue from contracts with customers. The standard, which was issued as ASU 2014-09 (Topic 606) by the FASB, and as amended, outlines a single comprehensive model for entities to use in accounting for revenue from contracts with customers and supersedes most legacy revenue recognition guidance. The core principle of the guidance in Topic 606, is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services by applying the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in each contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in each contract; and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The standard is effective for public business entities from annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. The new revenue standard may be applied using either of the following transition methods: (1) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (2) a modified retrospective approach with the cumulative effect of initially adopting the standard recognized at the date of adoption (which includes additional footnote disclosures). Regarding the incremental costs of obtaining a contract with a customer and contract’s fulfilling costs, they should be capitalized and been amortized over the voyage duration, if certain criteria are met – for incremental costs if only they are chargeable to the customer and for contract’s fulfilling costs if each of the following criteria is met: (i) they relate directly to the contract, (ii) they generate or enhance entity’s resources that shall be used in performance obligation satisfaction and (iii) are expected to be recovered. Further, in case of incremental costs, entities may elect not to capitalize them in cases of amortization period (voyage period) is less than one year.

On January 1, 2018, the Company adopted the aforementioned ASU, using the modified retrospective method. As a result, the commencement date of each voyage charter shall deem to be upon the loading of the current cargo, decreasing the duration of the voyages. Further, the related incremental costs (i.e. commissions) shall continue to be expensed as incurred but over the new duration of each voyage, as Company’s voyages are less than one year. Regarding voyage expenses, either during the voyage or the ballast period, no change in Company’s accounting policy shall occur, as the three criteria are not met collectively. Regarding time charter and profit sharing contracts, no material changes related to Company’s accounting policies were identified. As of December 31, 2017, four of the Company’s vessels operate under voyage charter. The effect of the change in the voyage period due to the adoption of the new accounting standard will result to a cumulative adjustment of $1,264 in the opening balance of Company’s accumulated deficit for the fiscal year 2018.

Financial Instruments: In January 2016, the FASB issued ASU No. 2016-01– Financial Instruments - Overall (Subtopic 825-10). ASU 2016-01, changes how public companies will recognize, measure, present and make disclosures about certain financial assets and financial liabilities. For public business entities, ASU 2016-01 is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early application is permitted. The Company is evaluating the above pronouncement. The adoption of this pronouncement is not expected to have a material impact on the Company’s consolidated financial statements. In June 2016, the FASB issued ASU No. 2016-13– Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities. For public entities, the amendments of this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early application is permitted. The Company is in the process of assessing the impact of the provisions of this guidance on the Company’s consolidated financial position and performance.

Statement of Cash Flows: In August 2016, the FASB issued ASU No. 2016-15- Statement of Cash Flows (Topic 230) – Classification of Certain Cash Receipts and Cash Payments which addresses certain cash flow issues with the objective of reducing the existing diversity in practice: ASU 2016-15 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures. In November 2016, the FASB issued ASU No. 2016-18—Statement of Cash Flows (Topic 230) - Restricted Cash, which addresses the requirement that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. ASU 2016-18 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period, however early adoption is permitted. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated statement of cash flows.

Business combinations – Definition of a business: In January 2017, the FASB issued ASU No. 2017-01 – Business Combinations (Topic 805) – Clarifying the Definition of a Business which addresses business combination issues with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The definition of a business affects many areas of accounting including acquisitions, disposals, goodwill, and consolidation. ASU 2017-01 is effective for fiscal years beginning after December 15, 2017 including interim periods within that reporting period. The Company is currently evaluating the provisions of this guidance and assessing its impact on its consolidated financial statements and notes disclosures.